Benefit Plans	12 Months Ended
Dec. 31, 2024
Disclosure of information about defined benefit plans [abstract]
Benefit Plans
16.
BENEFIT PLANS

Defined benefit plans

The Group’s obligations under the collective pension funds in Switzerland include obligations for current and future payments for both its employees in Switzerland and their dependents in the event of old age, disability or death. The retirement age under the plans is 64 years for women and 65 years for men, and beneficiaries of the plans can choose between annuity payments or a lump sum payment.

The outflow of funds due to pension payments and other obligations can be reliably estimated. Contributions to the pension funds are equally made by the participants and the employer on a regular basis based on age as specified under the BVG. Individual retirement savings accounts are maintained for each beneficiary, to which contributions of the employer and employees and accrued interest are credited. All pension assets are held by the collective pension funds and the Group does not have involvement in how the Group’s assets are invested or allocated within the collective funds. The Group does not make use of any assets held by the pension plans.

A summary of the Group’s defined benefit obligations, plan assets and asset ceiling as of December 31, 2024 and 2023 is outlined below:

	December 31,
	2024	2023
(in USD and thousands)
Present value of pension obligations	$58,018	$49,884
Plan assets	(56,421)	(48,981)
Net book value of pension obligations	$1,597	$903

The net book value of pension obligations is included within other non-current liabilities on the consolidated statements of financial position as of December 31, 2024 and 2023.

A summary of the changes in plan assets, defined benefit obligations and asset ceiling is outlined below:

Plan assets

	December 31,
	2024	2023
(in USD and thousands)
Balance as of January 1	$48,981	$36,642
Interest income	718	865
Return on plan assets	4,731	(1,312)
Contributions by participants and employer	8,965	9,472
Other(1)	302	4,754
Benefits paid	(3,530)	(5,619)
Translation differences	(3,746)	4,179
Balance as of December 31	$56,421	$48,981

Defined benefit obligations

	December 31,
	2024	2023
(in USD and thousands)
Balance as of January 1	$49,884	$36,397
Service costs	3,559	2,452
Interest expense	705	826
Contributions by participants	4,408	4,662
Actuarial losses	6,484	2,227
Other(1)	302	4,754
Benefits paid	(3,530)	(5,619)
Translation differences	(3,794)	4,185
Balance as of December 31	$58,018	$49,884
(1)
These amounts relate to the plan assets and defined benefit obligations of employees with seasonal contracts who do not have active contracts with the Group as of December 31 of the respective period.

Asset ceiling

	December 31,
	2024	2023
(in USD and thousands)
Balance as of January 1	$—	$367
Asset ceiling effect excluding interest expense and foreign currency translation	—	(377)
Foreign currency translation	—	10
Balance as of December 31	$—	$—

Reconciliation of net pension liability

	December 31,
	2024	2023
(in USD and thousands)
Net pension liability as of January 1	$903	$122
Pension expenses recognized in the consolidated statements of operations	3,546	2,413
Amounts recognized in the consolidated statements of other comprehensive income (loss)	1,753	3,162
Contributions by employer	(4,557)	(4,810)
Translation differences	(48)	16
Net pension liability as of December 31	$1,597	$903

A summary of the amounts included in the Group’s consolidated statements of operations and consolidated statements of other comprehensive income (loss) for the years ended December 31, 2024, 2023 and 2022 is outlined below:

	Year Ended December 31,
	2024	2023	2022
(in USD and thousands)
Service costs	$3,559	$2,452	$3,214
Interest on defined benefit obligation	(13)	(39)	—
Pension expenses recognized in the consolidated statements of operations	$3,546	$2,413	$3,214

Actuarial (losses) gains	$(6,484)	$(2,227)	$4,504
Return on plan assets	4,731	(1,312)	(4,136)
Effect of limiting defined benefit asset (asset ceiling)	—	377	(367)
Gains (losses) recognized in the consolidated statements of other comprehensive income (loss)	$(1,753)	$(3,162)	$1

The pension plan assets are managed by the collective pension funds based on the investment strategy approved by the governing bodies of the respective funds, subject to legal requirements under the BVG. The following breakdown of the pension plan assets by those plan assets that have a quoted market price in an active market and those that do not, was computed by taking the weighted average of the respective pension fund’s breakdown of total plan assets and the fair value of the Group’s plan assets in each plan compared to its total plan assets:

	Year Ended December 31, 2024			Year Ended December 31, 2023			Year Ended December 31, 2022
	Quoted	Not Quoted	Total	Quoted	Not Quoted	Total	Quoted	Not Quoted	Total
Equity securities	30%	0%	30%	29%	0%	29%	28%	0%	28%
Debt securities	32%	0%	32%	32%	0%	32%	30%	0%	30%
Property	11%	13%	24%	12%	13%	25%	14%	13%	27%
Cash and cash equivalents	1%	2%	3%	2%	2%	4%	2%	2%	4%
Other investments	4%	7%	11%	4%	6%	10%	4%	7%	11%
Total	78%	22%	100%	79%	21%	100%	78%	22%	100%

The Group applies the latest available data for demographic assumptions in Switzerland (BVG2020) for calculating defined benefit obligations. The primary actuarial assumptions for the weighted average rates for the years ended December 31, 2024, 2023 and 2022 is outlined below:

	Year Ended December 31,
The weighted average rates	2024	2023	2022
Discount rate	1.00%	1.50%	2.25%
Salary increase rate	3.00%	1.00%	1.00%

The calculation of the defined benefit obligations is most sensitive to changes in the discount rate. As of December 31, 2024, a 0.5% decrease in the discount rate will increase the defined benefit obligations by 5.6%, while a 0.5% increase in the discount rate will decrease the defined benefit obligations by 4.9%. The sensitivity analysis is based on a change in a significant assumption, keeping all other assumptions constant. The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation from one another.

As of December 31, 2024, the Group expects to contribute $4.5 million during 2025 for the defined benefit plans. The average duration of the defined benefit obligations as of December 31, 2024 ranges from 5.4 years to 11.8 years.

Defined contribution plans

The Group sponsors a 401(k) plan for employees in the United States. According to the plan, employees may designate a portion of their pre-tax earnings for contribution to the plan, of which the Group matched the first $4,000 contributed by an employee, dollar for dollar, for the year ended December 31, 2022, and matches the first 4% for the year ended December 31, 2023 and forward. For the years ended December 31, 2024, 2023 and 2022, the Group recognized $3.8 million, $3.3 million and $1.6 million, respectively, in selling and administration in the consolidated statements of operations, related to the employee contribution match. The Group also offers a group stakeholder pension plan for its employees in the United Kingdom in which the Group contributes 5% of gross annual salary for all employees to the plan.